UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.
(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue, Suite 2100
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2022

Date of reporting period: 06/30/2022

Item 1. Report to Stockholders.

SEMIANNUAL REPORT

June 30, 2022

NICHOLAS
LIMITED EDITION, INC.

WWW.NICHOLASFUNDS.COM

NICHOLAS LIMITED EDITION, INC.

August 2022

Dear Fellow Shareholders:

     During the six-month period ended June 30, 2022, Nicholas Limited Edition Class I (the “Fund”) posted a return of -20.73% compared to -29.45% for the Russell 2000 Growth Index, -23.43% for the Russell 2000 Index, and -19.96% for the Standard & Poor’s (“S&P”) 500 Index.

     The stock market performance during the first half of 2022 was driven by multi-decade high inflation readings, war in Eastern Europe, hawkish central bank policy, economic slowdown, and continued supply chain and labor challenges. What was once thought to be “transitory”, inflation has become widespread globally across most goods and services. In light of elevated costs, consumer and business sentiment worsened during the quarter and spending plans moderated. To combat inflation and restore price stability most major central banks, including the U. S. Federal Reserve, began to raise interest rates and engage in quantitative tightening. Restrictive financial conditions and rising energy and materials costs drove investors to seek out companies with defensives characteristics and those that benefit from rising commodity prices. While we are optimistic that annualized inflation rates may be peaking in the near term, we are cautious on its persistence.

     Returns for the Fund and selected indices are provided in the chart below for the periods ended June 30, 2022.

		Average Annual Total Return
	6 Months	1 Year	3 Year	5 Year	10 Year
Nicholas Limited Edition, Inc. – Class I	-20.73%	-12.20%	7.34%	9.40%	11.06%
Nicholas Limited Edition, Inc. – Class N	-20.82%	-12.43%	7.10%	9.11%	10.73%
Russell 2000 Growth Index	-29.45%	-33.43%	1.40%	4.80%	9.30%
Russell 2000 Index	-23.43%	-25.20%	4.21%	5.17%	9.35%
Morningstar Small-Cap Growth
Fund Category	-29.98%	-30.57%	4.24%	7.79%	10.26%
Standard & Poor’s 500 Index	-19.96%	-10.62%	10.60%	11.31%	12.96%
Ending value of $10,000 invested in
Nicholas Limited Edition, Inc. – Class I	$7,927	$8,780	$12,367	$15,668	$28,543
Ending value of $10,000 invested in
Nicholas Limited Edition, Inc. – Class N	$7,918	$8,757	$12,286	$15,467	$27,700

Fund’s Class I Expense Ratio (from 04/30/22 Prospectus): 0.85%
Fund’s Class N Expense Ratio (from 04/30/22 Prospectus): 1.07%

The Fund’s expense ratios for the period ended June 30, 2022 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns are reduced by expenses, while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. Class I shares and Class N shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Please see the respective prospectus for details.

     The Fund’s performance relative to the Russell 2000 Growth Index was positively impacted by stock selection in the technology, consumer discretionary, and health care sectors. The Fund’s long-term strategy of owning stocks of high-quality companies at reasonable valuations provided a solid framework in what was a volatile environment. Detractors from relative performance were largely driven by the energy and consumer staples sectors where the Fund is underweight. On an absolute basis, the top five performers for the Fund during the first half of 2022 were SailPoint Technologies, LHC Group, Vocera Communications, Grid Dynamics Holdings, and Murphy USA. The bottom five holdings that detracted from performance were InMode, Bandwidth, AZEK, Tandem Diabetes Care, and Kornit Digital.

As of June 30, 2022, the Fund consisted of 67 stocks and approximately 7% cash.

     We believe the Fund is well diversified with sector weights consisting of approximately 33% Information Technology, 20% Industrials, 17% Health Care, 12% Consumer Discretionary, 6% Financials, 3% Consumer Staples, 1% Materials, and 1% Real Estate. During the first half of 2022 we saw commodity-related and defensive stocks significantly outperform the more cyclical areas of the market such as consumer discretionary and technology. We believe the defensive rotation will remain in effect until the market feels the Federal Reserve is close to the end of its tightening cycle. We continue to focus on opportunities in companies that we believe can generate sales and profit growth, produce good returns on capital, and sell at relatively attractive valuations.

Thank you for your continued support.

Sincerely,

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.

Diversification does not assure a profit nor protect against loss in a declining market.

Please refer to the schedule of investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

Financial Highlights Class I (NCLEX)
For a share outstanding throughout each period

	Six Months
	Ended
	06/30/2022			Years Ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
NET ASSET VALUE,
BEGINNING OF PERIOD	$33.81		$33.07	$28.33	$23.50	$26.32	$23.69
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)(1)	(.06)		(.17)	(.08)	.06	.01	(.04)
Net gain (loss) on securities
(realized and unrealized)	(6.95)		6.47	6.51	6.37	(.31)	4.77
Total from
investment operations	(7.01)		6.30	6.43	6.43	(.30)	4.73
LESS DISTRIBUTIONS
From net investment income	—		—	—	(.06)	(.01)	—
From net capital gain	—		(5.56)	(1.69)	(1.54)	(2.51)	(2.10)
Total distributions	—		(5.56)	(1.69)	(1.60)	(2.52)	(2.10)
NET ASSET VALUE,
END OF PERIOD	$26.80		$33.81	$33.07	$28.33	$23.50	$26.32

TOTAL RETURN	(20.73	)%(2)	19.00%	22.73%	27.37%	(1.00)%	19.92%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$422.1		$559.2	$507.9	$433.4	$341.4	$358.0
Ratio of expenses
to average net assets.	.86	%(3)	.85%	.86%	.86%	.86%	.86%
Ratio of net investment income (loss)
to average net assets.	(.43	)%(3)	(.47)%	(.28)%	.22%	.05%	(.14)%
Portfolio turnover rate	33.01	%(3)	28.32%	28.16%	21.56%	23.38%	29.67%

(1)	Computed based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNLEX)
For a share outstanding throughout each period

	Six Months
	Ended
	06/30/2022			Years Ended December 31,
	(unaudited)		2021	2020	2019	2018	2017
NET ASSET VALUE,
BEGINNING OF PERIOD	$30.60		$30.44	$26.24	$21.86	$24.74	$22.44
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss(1)	(.09)		(.23)	(.12)	(.01)	(.07)	(.11)
Net gain (loss) on securities
(realized and unrealized)	(6.29)		5.95	6.01	5.93	(.30)	4.51
Total from
investment operations	(6.38)		5.72	5.89	5.92	(.37)	4.40
LESS DISTRIBUTIONS
From net investment income	—		—	—	—	—	—
From net capital gain	—		(5.56)	(1.69)	(1.54)	(2.51)	(2.10)
Total distributions	—		(5.56)	(1.69)	(1.54)	(2.51)	(2.10)
NET ASSET VALUE,
END OF PERIOD	$24.22		$30.60	$30.44	$26.24	$21.86	$24.74

TOTAL RETURN	(20.82	)%(2)	18.70%	22.48%	27.09%	(1.33)%	19.57%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$20.0		$27.7	$28.0	$30.0	$28.6	$33.0
Ratio of expenses
to average net assets.	1.11	%(3)	1.07%	1.07%	1.11%	1.17%	1.19%
Ratio of net investment loss
to average net assets.	(.68	)%(3)	(.70)%	(.48)%	(.03)%	(.27)%	(.46)%
Portfolio turnover rate	33.01	%(3)	28.32%	28.16%	21.56%	23.38%	29.67%

(1)	Computed based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Top Ten Equity Portfolio Holdings
June 30, 2022 (unaudited)

Percentage
Name	of Net Assets
Ritchie Bros. Auctioneers Incorporated	2.35%
ExlService Holdings, Inc.	2.32%
Dorman Products, Inc.	2.16%
Prestige Consumer Healthcare Inc.	2.13%
WNS (Holdings) Limited	1.93%
Omnicell, Inc.	1.93%
ICF International, Inc.	1.89%
Power Integrations, Inc.	1.87%
i3 Verticals, Inc. – Class A	1.86%
Pacira BioSciences, Inc.	1.86%
Total of top ten	20.30%

Sector Diversification (As a Percentage of Portfolio)
June 30, 2022 (unaudited)

Fund Expenses
For the six month period ended June 30, 2022 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class I
	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	12/31/21	06/30/22	01/01/22 – 06/30/22
Actual	$1,000.00	$792.70	$3.82
Hypothetical	1,000.00	1,020.74	4.31
(5% return before expenses)

*

Expenses are equal to the Class I six-month annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Fund Expenses (continued)
For the six month period ended June 30, 2022 (unaudited)

Class N
	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period**
	12/31/21	06/30/22	01/01/22 – 06/30/22
Actual	$1,000.00	$791.80	$4.93
Hypothetical	1,000.00	1,019.50	5.56
(5% return before expenses)

**

Expenses are equal to the Class N six-month annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Schedule of Investments
June 30, 2022 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 93.10%
	Consumer Discretionary – Automobiles & Components — 3.21%
87,240	Dorman Products, Inc.*	$9,571,100
88,790	Patrick Industries, Inc.	4,602,874
		14,173,974
	Consumer Discretionary – Consumer Durables & Apparel — 1.24%
230,645	La-Z-Boy Incorporated	5,468,593
	Consumer Discretionary – Consumer Services — 1.91%
131,500	Carriage Services Inc.	5,213,975
171,795	Wendy’s Company	3,243,490
		8,457,465
	Consumer Discretionary – Retailing — 5.20%
22,475	Murphy USA, Inc.	5,233,753
78,380	Ollie’s Bargain Outlet Holdings Inc*	4,604,825
493,325	Petco Health & Wellness Company, Inc. Class A*	7,271,611
16,740	Pool Corporation	5,879,590
		22,989,779
	Consumer Staples – Food, Beverage & Tobacco — 2.79%
45,355	J & J Snack Foods Corp.	6,334,279
300,000	Nomad Foods Ltd.*	5,997,000
		12,331,279
	Financials – Banks — 2.88%
55,960	Community Bank System, Inc.	3,541,149
115,150	Glacier Bancorp, Inc.	5,460,413
51,760	Pinnacle Financial Partners, Inc.	3,742,766
		12,744,328
	Financials – Diversified Financials — 3.21%
124,635	Cohen & Steers, Inc.	7,925,540
25,975	Morningstar, Inc.	6,281,534
		14,207,074
	Financials – Insurance — 0.40%
73,705	BRP Group, Inc. Class A*	1,779,976
	Health Care – Health Care Equipment & Services — 10.99%
29,767	Amedisys, Inc.*	3,129,107
142,540	AtriCure, Inc.*	5,824,184
208,925	InMode Ltd.*	4,682,009
112,680	NuVasive, Inc.*	5,539,349
75,000	Omnicell, Inc.*	8,531,250
42,612	QuidelOrtho Corporation*	4,141,034
103,510	STAAR Surgical Company*	7,341,964

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2022 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 93.10% (continued)
	Health Care – Health Care
	Equipment & Services — 10.99% (continued)
46,810	Tandem Diabetes Care, Inc.*	$2,770,684
83,245	UFP Technologies, Inc.*	6,623,805
		48,583,386
	Health Care – Pharmaceuticals,
	Biotechnology & Life Sciences — 5.81%
140,715	Pacira Biosciences, Inc.*	8,203,685
160,000	Prestige Consumer Healthcare Inc*	9,408,000
112,500	Syneos Health, Inc. Class A*	8,064,000
		25,675,685
	Industrials – Capital Goods — 6.61%
88,706	A. O. Smith Corporation	4,850,444
52,270	AZEK Co., Inc. Class A*	875,000
104,690	Beacon Roofing Supply, Inc.*	5,376,878
93,893	Builders FirstSource, Inc.*	5,042,054
75,090	Comfort Systems USA, Inc.	6,243,733
326,858	Construction Partners, Inc. Class A*	6,844,407
		29,232,516
	Industrials – Commercial & Professional Services — 9.90%
79,395	Exponent, Inc.	7,262,260
160,000	IAA, Inc.*	5,243,200
88,000	ICF International, Inc.	8,360,000
430,045	KAR Auction Services, Inc.*	6,351,765
160,000	Ritchie Bros. Auctioneers Incorporated	10,409,600
44,960	Tetra Tech, Inc.	6,139,288
		43,766,113
	Industrials – Transportation — 3.39%
164,000	Knight-Swift Transportation Holdings Inc. Class A	7,591,560
440,649	Marten Transport, Ltd.	7,411,716
		15,003,276
	Information Technology – Semiconductors &
	Semiconductor Equipment — 5.52%
98,435	Lattice Semiconductor Corporation*	4,774,097
80,711	Onto Innovation, Inc.*	5,628,785
110,280	Power Integrations, Inc.	8,272,103
104,010	Semtech Corporation*	5,717,430
		24,392,415
	Information Technology – Software & Services — 25.76%
103,675	BlackLine, Inc.*	6,904,755

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2022 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 93.10% (continued)
	Information Technology – Software & Services — 25.76% (continued)
43,750	CyberArk Software Ltd.*	$5,598,250
118,860	Descartes Systems Group Inc.*	7,376,452
213,210	EVERTEC, Inc.	7,863,185
69,480	ExlService Holdings, Inc.*	10,236,488
274,535	Grid Dynamics Holdings, Inc. Class A*	4,617,679
328,960	i3 Verticals, Inc. Class A*	8,230,579
299,019	Model N, Inc.*	7,648,906
35,500	Paylocity Holding Corp.*	6,191,910
137,130	Q2 Holdings, Inc.*	5,289,104
60,141	Qualys, Inc.*	7,586,186
73,065	Rapid7 Inc.*	4,880,742
463,879	Repay Holdings Corp. Class A*	5,960,845
56,225	SPS Commerce, Inc.*	6,356,236
127,080	Tenable Holdings, Inc.*	5,770,703
163,740	Varonis Systems, Inc.*	4,800,857
114,555	WNS (Holdings) Limited Sponsored ADR*	8,550,385
		113,863,262
	Information Technology – Technology
	Hardware & Equipment — 1.58%
131,670	ePlus inc.*	6,994,310
	Materials – Materials — 1.39%
59,500	Aptargroup, Inc.	6,140,995
	Real Estate – Real Estate — 1.31%
92,670	NexPoint Residential Trust, Inc.	5,792,802
	TOTAL COMMON STOCKS
	(cost $302,375,885)	411,597,228

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)
June 30, 2022 (unaudited)

Shares or
Principal
Amount		Value
SHORT-TERM INVESTMENTS — 7.01%
	U.S. Government Securities — 5.76%
$5,000,000	United States Treasury Bill 07/05/2022, 0.639%	$4,999,650
5,000,000	United States Treasury Bill 07/14/2022, 0.730%	4,998,700
5,500,000	United States Treasury Bill 08/04/2022, 0.923%	5,495,273
5,500,000	United States Treasury Bill 08/16/2022, 0.985%	5,493,183
4,500,000	United States Treasury Bill 09/01/2022, 1.544%	4,488,229
		25,475,035
	Money Market Fund – 1.25%
5,498,826	Morgan Stanley Liquidity Funds Government Portfolio
	(Institutional Class), 7-day net yield 1.38%	5,498,826
	TOTAL SHORT-TERM INVESTMENTS
	(cost $30,974,549)	30,973,861
	TOTAL INVESTMENTS
	(cost $333,350,434) – 100.11%	442,571,089
	LIABILITIES, NET OF OTHER ASSETS – (0.11)%	(466,632)
	TOTAL NET ASSETS
	(basis of percentages disclosed above) – 100%	$442,104,457

* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2022 (unaudited)

ASSETS
Investments in securities at value (cost $333,350,434)	$442,571,089
Receivables –
Investment securities sold	266,988
Capital stock subscription	140,505
Dividend and interest	94,657
Total receivables	502,150
Other	14,245
Total assets	443,087,484

LIABILITIES
Payables –
Investment securities purchased	435,816
Due to adviser –
Management fee	275,625
Accounting and administrative fee	6,064
Total due to adviser	281,689
Capital stock redemption	222,932
12b-1 and servicing fee	8,456
Other payables and accrued expense	34,134
Total liabilities	983,027
Total net assets	$442,104,457

NET ASSETS CONSIST OF
Paid in capital	$309,923,272
Accumulated distributable earnings	132,181,185
Total net assets	$442,104,457

Class I
Net assets	$422,086,549
Shares outstanding	15,751,899
NET ASSET VALUE PER SHARE ($.01 par value,
39,000,000 shares authorized), offering price and redemption price	$26.80

Class N
Net assets	$20,017,908
Shares outstanding	826,627
NET ASSET VALUE PER SHARE ($.01 par value,
11,000,000 shares authorized), offering price and redemption price	$24.22

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2022 (unaudited)

INCOME
Dividend (net of foreign taxes of $12,000)	$1,024,455
Interest	41,244
Total income	1,065,699

EXPENSES
Management fee	1,840,101
Transfer agent fees	63,715
Accounting and administrative fees	51,415
Registration fees	37,500
12b-1 fees – Class N	28,017
Accounting system and pricing service fees	22,530
Audit and tax fees	19,825
Printing	12,929
Custodian fees	12,264
Directors’ fees	10,838
Insurance	9,100
Legal fees	9,092
Postage and mailing	4,966
Other operating expenses	14,075
Total expenses	2,136,367
Net investment loss	(1,070,668)

NET REALIZED GAIN ON INVESTMENTS	23,838,202

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
ON INVESTMENTS	(141,820,680)
Net realized and unrealized gain on investments	(117,982,478)
Net increase in net assets resulting from operations	$(119,053,146)

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2022 (unaudited)
 and the year ended December 31, 2021

	Six Months Ended
	06/30/2022	Year Ended
	(unaudited)	12/31/2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(1,070,668)	$(2,730,053)
Net realized gain on investments	23,838,202	88,124,554
Change in net unrealized appreciation/depreciation
on investments	(141,820,680)	13,001,472
Net increase (decrease) in net assets
resulting from operations	(119,053,146)	98,395,973

DISTRIBUTIONS TO SHAREHOLDERS FROM
Investment operations – Class I	—	(80,772,904)
Investment operations – Class N	—	(4,407,403)
Total distributions	—	(85,180,307)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued – Class I
(504,685 and 895,551 shares, respectively)	14,875,064	32,101,584
Reinvestment of distributions – Class I
(— and 2,169,669 shares, respectively)	—	73,551,772
Cost of shares redeemed – Class I
(1,290,367 and 1,886,792 shares, respectively)	(38,465,318)	(67,199,354)
Proceeds from shares issued – Class N
(47,855 and 88,990 shares, respectively)	1,277,206	2,925,557
Reinvestment of distributions – Class N
(— and 142,017 shares, respectively)	—	4,355,682
Cost of shares redeemed – Class N
(127,680 and 245,472 shares, respectively)	(3,437,843)	(8,000,297)
Change in net assets derived from
capital share transactions	(25,750,891)	37,734,944
Total increase (decrease) in net assets	(144,804,037)	50,950,610

NET ASSETS
Beginning of period	586,908,494	535,957,884
End of period	$442,104,457	$586,908,494

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2022 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles
(“U.S.GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s
Annual Report on Form N-CSR for the year ended December 31, 2021.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1) Summary of Significant Accounting Policies —
Nicholas Limited Edition, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the
Investment Company Act of 1940, as amended. The primary objective of the Fund is long-
term growth. The following is a summary of the significant accounting policies of the Fund:

(a) Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official
Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value, which is calculated as of the close of regular trading on the New York Stock Exchange. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term investments purchased at par are valued at cost, which approximates market value. Short-term investments purchased at a premium or discount are stated at amortized cost, which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value
Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.
ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be

Notes to Financial Statements (continued)
June 30, 2022 (unaudited)

observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2022 in valuing the
Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 –
Common Stocks(1)	$411,597,228
Money Market Fund	5,498,826
Level 2 –
U.S. Government Securities	25,475,035
Level 3 –
None	—
Total	$442,571,089
(1) See Schedule of Investments for further detail by industry.

The Fund did not hold any Level 3 investments during the period.

(b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c) Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d) Provision has not been made for federal income taxes or excise taxes since the
Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on

Notes to Financial Statements (continued)
June 30, 2022 (unaudited)

sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.

Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. The 12b-1 fee subsequent to April 30, 2019, through
November 1, 2020, was 0.15%; from November 2, 2020, through May 3, 2021, was
0.20%; from May 4, 2021, through August 16, 2021, was 0.22%; and from
August 17, 2021, through period end was 0.25%. The servicing fee subsequent to
April 30, 2017, through November 1, 2020, was 0.06%; and from November 2, 2020, through period-end was zero. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

(e) Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended June 30, 2022, and the year ended December 31, 2021, was as follows:

	06/30/2022	12/31/2021
Distributions paid from:
Ordinary income	$—	$14,036,315
Long-term capital gain	—	71,143,992
Total distributions paid	$—	$85,180,307

The following information for the Fund is presented on an income tax basis as of
December 31, 2021.

Investment cost for federal tax purposes	$329,625,855

Unrealized appreciation	$267,754,513
Unrealized depreciation	(16,734,376)
Net unrealized appreciation	$251,020,137

The difference between financial statement and tax-basis cost is attributable primarily to the tax deferral of wash sales losses.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of June 30, 2022. Also, the Fund recognized no

Notes to Financial Statements (continued)
June 30, 2022 (unaudited)

interest and penalties related to uncertain tax benefits during the period ended
June 30, 2022. At June 30, 2022, the fiscal years 2018 through 2021 remain open to examination in the Fund’s major tax jurisdictions.

(f) The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the
Financial Accounting Standards Board (“FASB”) ASC 946, “Financial Services –
Investment Companies.” U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g) In the normal course of business, the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h) In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and
Liabilities of June 30, 2022. There have been no material subsequent events since
June 30, 2022, that would require adjustment to or additional disclosure in these financial statements.

(2) Related Parties—
(a) Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value.

The Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including
$2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to
$50,000 for such services.

(b) Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the
Fund. The Fund incurred expenses of $6,598 for the period ended June 30, 2022, for legal services rendered by this law firm.

(3) Investment Transactions —
For the period ended June 30, 2022, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $78,879,627 and
$120,078,152, respectively.

Historical Record
(unaudited)

		Net
	Net	Investment		Dollar	Growth of
	Asset	Income	Capital Gain	Weighted	an Initial
	Value	Distributions	Distributions	Price/Earnings	$10,000
Class I	Per Share	Per Share	Per Share	Ratio(2)	Investment(3)
May 18, 1987(1)	$10.00	$—	$—	—	$10,000
December 31, 1987	9.15	.0900	—	13.9 times	9,242
December 31, 1988	11.29	.0969	.2527	14.1	11,762
December 31, 1989	12.49	.1453	.6151	16.3	13,804
December 31, 1990	12.03	.1207	.1213	14.2	13,566
December 31, 1991	16.86	.1228	.2407	21.9	19,429
December 31, 1992	18.77	.0815	.8275	18.8	22,690
December 31, 1993	18.68	.0867	1.6782	20.4	24,738
December 31, 1994	17.09	.1031	.9065	18.3	23,985
December 31, 1995	19.22	.0761	2.9353	25.2	31,223
December 31, 1996	20.74	.0124	2.6151	30.7	38,031
December 31, 1997	25.07	.0029	2.4886	33.0	50,590
December 31, 1998	24.20	.0142	1.2490	30.3	51,436
December 31, 1999	22.61	.0538	.5439	23.4	49,333
December 31, 2000	15.16	—	5.5800	25.9	45,063
December 31, 2001	16.37	—	.0357	25.5	48,764
December 31, 2002	12.49	—	.0311	21.4	37,299
December 31, 2003	17.43	—	—	24.2	52,051
December 31, 2004	19.59	—	.2679	25.3	59,309
December 31, 2005	19.23	—	1.8896	25.2	63,925
December 31, 2006	19.62	—	.8425	23.6	68,002
December 31, 2007	20.07	.0008	1.7607	24.7	75,615
December 31, 2008	13.93	.0301	.0327	14.9	52,733
December 31, 2009	17.76	.0005	—	23.5	67,234
December 31, 2010	21.85	—	1.5377	24.8	88,494
December 31, 2011	20.90	—	1.2484	22.9	89,672
December 31, 2012	21.06	.0043	2.0167	22.3	99,159
December 31, 2013	27.05	.0160	1.5957	23.9	134,984
December 31, 2014	25.63	.0002	2.6251	24.9	140,842
December 31, 2015	23.31	—	1.8767	23.4	138,262
December 31, 2016	23.69	.0012	2.5295	25.3	155,364
December 31, 2017	26.32	—	2.0989	27.7	186,320
December 31, 2018	23.50	.0063	2.5137	25.5	184,458
December 31, 2019	28.33	.0601	1.5436	29.2	234,944
December 31, 2020	33.07	—	1.6863	35.1	288,349
December 31, 2021	33.81	—	5.5582	29.2	343,137
June 30, 2022	26.80	—	—	19.5	271,993

(1) Date of Initial Public Offering.

(2) Based on latest 12 months accomplished earnings.

(3) Assuming reinvestment of all distributions.

Historical Record (continued)
(unaudited)

		Net
		Investment		Dollar	Growth of
	Net	Income	Capital Gain	Weighted	an Initial
	Asset Value	Distributions	Distributions	Price/Earnings	$10,000
Class N	Per Share	Per Share	Per Share	Ratio(2)	Investment(3)
February 28, 2005 (1)	$19.30	$—	$—	25.5 times	$10,000
December 31, 2005	19.19	—	1.8581	25.2	10,903
December 31, 2006	19.51	—	.8425	23.6	11,560
December 31, 2007	19.86	—	1.7607	24.7	12,802
December 31, 2008	13.78	.0062	.0327	14.9	8,909
December 31, 2009	17.54	.0005	—	23.5	11,341
December 31, 2010	21.50	—	1.5377	24.8	14,888
December 31, 2011	20.47	—	1.2484	22.9	15,034
December 31, 2012	20.51	—	2.0167	22.3	16,568
December 31, 2013	26.21	—	1.5957	23.9	22,466
December 31, 2014	24.66	—	2.6251	24.9	23,361
December 31, 2015	22.27	—	1.8767	23.4	22,849
December 31, 2016	22.44	—	2.5295	25.3	25,591
December 31, 2017	24.74	—	2.0989	27.7	30,597
December 31, 2018	21.86	—	2.5137	25.5	30,189
December 31, 2019	26.24	—	1.5436	29.2	38,367
December 31, 2020	30.44	—	1.6863	35.1	46,994
December 31, 2021	30.60	—	5.5582	29.2	55,784
June 30, 2022	24.22	—	—	19.5	44,167

(1) Date of Initial Public Offering.

(2) Based on latest 12 months accomplished earnings.

(3) Assuming reinvestment of all distributions.

Approval of Investment Advisory Contract
(unaudited)

A discussion of the Approval by the Board of Directors of the Fund’s Investment Advisory Contract can be found in the Fund’s Annual Report dated December 31, 2021.

Liquidity Risk Management Program
(unaudited)

The Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Fund’s liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Fund has designated Nicholas Company, Inc., the Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Directors.

At a meeting of the Board of Directors on February 4, 2022, Nicholas Company, Inc. provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

Information on Proxy Voting
(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy
(unaudited)

     Nicholas Limited Edition, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

We collect the following non-public personal information about you:

*

Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

*

Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.

*	Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION ABOUT CURRENT OR FORMER SHAREHOLDERS.

INFORMATION SHARED WITH OUR TRANSFER AGENT, A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

     We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

We may share non-public personal information about you:

*

With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

*	With a party representing you, with your consent, such as your broker or lawyer.
*	When required by law, such as in response to a subpoena or other legal process.

     The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

     In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Automatic Investment Plan — An Update
(unaudited)

The Nicholas Family of Funds’ Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods so that investments are made through several market cycles.

	Nicholas Limited Edition – Class I
$1,000 initial investment on	05/18/1987	*	06/30/2012
Number of years investing $100 each month
following the date of initial investment	35.1		10
Total cash invested	$43,200		$13,000
Total dividend and capital gain distributions reinvested	$245,034		$9,840
Total full shares owned at 06/30/2022	12,100		835
Total market value at 06/30/2022	$324,286		$22,396

The results above assume purchase on the last day of the month. The Nicholas Automatic Investment Plan actually invests on the date specified by the investor. Total market value includes reinvestment of all distributions.

*	Date of Initial Public Offering.

Nicholas Funds Services Offered
(unaudited)

•	IRAs
	• Traditional	• SIMPLE
	• Roth	• SEP
•	Coverdell Education Accounts
•	Automatic Investment Plan
•	Direct Deposit of Dividend and Capital Gain Distributions
•	Systematic Withdrawal Plan
•	Monthly Automatic Exchange between Funds
•	Telephone Purchase and Redemption
•	Telephone Exchange
•	24-hour Automated Account Information (800-544-6547)
•	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds (800-544-6547).

Directors and Officers
DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

DAVID P. PELISEK, Director

JULIE M. VAN CLEAVE, Director

RYAN P. BUSHMAN, Senior Vice President

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Accountant
Dividend Disbursing Agent
Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in

Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 13. Exhibits.

(a)(1) Sarbanes-Oxley Code of Ethics for Principal Executive and Senior Financial Officers (that is the subject of the disclosure required by Item 2).

Applicable only to annual reports.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, attached hereto as EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person. Applicable only to closed-end funds.

(a)(4) Change in the registrant’s independent public accountant.

Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, attached hereto as EX-99.906 CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/29/2022

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/29/2022

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: 08/29/2022